Stockholders' Equity - Stock Option Valuation Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Stock options
Equity [Abstract]
Share price (in usd per share)	$ 9.18
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price (in usd per share)	$ 9.18
Risk-free interest rate	3.53%
Expected volatility	111.00%
Expected term (in years)	6 years 29 days
Expected dividend yield	0.00%